Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2050 Portfolio℠
March 31, 2025
VIPIFF2050-NPRT1-0525
1.9909107.101
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	85	787
Fidelity Long-Term Treasury Bond Index Fund (a)	56,696	539,745
VIP Investment Grade Bond II Portfolio - Investor Class (a)	332	3,144
TOTAL BOND FUNDS (Cost $548,408)		543,676

Domestic Equity Funds - 51.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	13,451	706,844
VIP Equity Income Portfolio - Investor Class (a)	21,367	576,914
VIP Growth & Income Portfolio - Investor Class (a)	26,330	790,161
VIP Growth Portfolio - Investor Class (a)	13,460	1,169,382
VIP Mid Cap Portfolio - Investor Class (a)	5,457	180,468
VIP Value Portfolio - Investor Class (a)	22,713	401,559
VIP Value Strategies Portfolio - Investor Class (a)	14,349	198,876
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,151,464)		4,024,204

International Equity Funds - 41.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	82,775	1,008,204
VIP Overseas Portfolio - Investor Class (a)	83,795	2,236,494
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,093,864)		3,244,698

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,793,736)	7,812,578
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	7,812,578

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	784	2	-	-	5	787	85
Fidelity International Bond Index Fund	72,514	3,525	76,517	-	(680)	1,158	-	-
Fidelity Long-Term Treasury Bond Index Fund	478,001	70,461	27,993	4,731	(4)	19,280	539,745	56,696
VIP Contrafund Portfolio - Investor Class	652,494	131,007	18,955	20,704	(858)	(56,844)	706,844	13,451
VIP Emerging Markets Portfolio - Investor Class	945,993	101,564	101,378	-	(16)	62,041	1,008,204	82,775
VIP Equity Income Portfolio - Investor Class	532,423	53,082	22,016	4,087	(721)	14,146	576,914	21,367
VIP Growth & Income Portfolio - Investor Class	730,492	90,579	22,651	7,389	(864)	(7,395)	790,161	26,330
VIP Growth Portfolio - Investor Class	1,081,368	225,261	28,892	13,104	(2,175)	(106,180)	1,169,382	13,460
VIP Investment Grade Bond II Portfolio - Investor Class	-	5,344	2,200	-	(2)	2	3,144	332
VIP Mid Cap Portfolio - Investor Class	167,624	38,229	6,000	7,695	(578)	(18,807)	180,468	5,457
VIP Overseas Portfolio - Investor Class	2,011,303	198,075	75,743	23,143	(2,260)	105,119	2,236,494	83,795
VIP Value Portfolio - Investor Class	374,132	64,455	10,983	14,801	(824)	(25,221)	401,559	22,713
VIP Value Strategies Portfolio - Investor Class	185,962	35,560	3,810	3,560	(509)	(18,327)	198,876	14,349
	7,232,306	1,017,926	397,140	99,214	(9,491)	(31,023)	7,812,578

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.